Vessel Charters	6 Months Ended
Jun. 30, 2012
Vessel Charters [Abstract]
Vessel Charters
5.	Vessel Charters

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2012, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

	Remainder
	of 2012	2013	2014	2015	2016
Vessel Charters(1)	$	$	$	$	$
Charters-in – capital leases (2)(3)(4)(5)	59,409	100,443	55,728	27,593	27,551

Charters-out – operating leases (6)	175,639	348,415	348,415	345,272	321,195
Charters-out – direct financing leases (3)	19,265	38,530	38,530	38,530	38,530

	194,904	386,945	386,945	383,802	359,725

(1)	The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The joint venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago LNG carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 6 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011.
(2)	As at June 30, 2012 and December 31, 2011, the Partnership had $475.8 million and $476.1 million, respectively, of cash which, including any interest earned on such amounts, are restricted to being used for charter hire payments of certain vessels chartered-in under capital leases. The Partnership also maintains restricted cash deposits relating to certain term loans and to amounts received from the charterer to be used only for dry-docking expenditures and emergency repairs, which cash totaled $50.9 million and $19.5 million as at June 30, 2012 and December 31, 2011, respectively.

(3)	As described in Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011, the Partnership has leasing arrangements relating to five of its LNG carriers (three through Teekay Nakilat Corporation (or the RasGas II LNG Carriers) and two through the Teekay Tangguh Joint Venture, in which the Partnership owns 70% and 69% ownership interests, respectively). Under these arrangements, the Partnership is the lessee and the lessors claim tax depreciation on the capital expenditures they incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, and ends in 2033 for two vessels and 2041 for three vessels. Although there is no maximum potential amount of future payments, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat Corporation and the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Partnership’s carrying amount of the tax indemnification guarantees as at June 30, 2012 was $25.4 million (December 31, 2011 – $26.0 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

(4)	Excludes estimated charter hire payments of $908.0 million for the period from 2017 to 2037.
(5)	As at June 30, 2012, the Partnership was a party to capital leases on five Suezmax tankers. Under the terms of the lease arrangements the Partnership is required to purchase these vessels after the end of their respective lease terms in 2012 to 2017 for a fixed price and the lessor has the option to sell these vessels to the Partnership any time after 2012 during the remaining lease terms. The table above is based on the remaining terms of the leases assuming the lessor does not exercise its option to sell the vessels to the Partnership. However, the present value of these leases are classified as current liabilities in the Partnership’s consolidated balance sheets.
(6)	Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2012, revenue from unexercised option periods of contracts that existed on June 30, 2012, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years.